Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	350,000,000	350,000,000	350,000,000	350,000,000	350,000,000
Common stock, shares issued	235,176,673	235,176,673	235,176,673	235,176,673	235,176,673
Common stock, shares outstanding	235,176,673	235,176,673	235,176,673	235,176,673	235,176,673